Company Overview (Details Narrative) - USD ($)						1 Months Ended	9 Months Ended	12 Months Ended
	May 20, 2024	Feb. 12, 2024	Feb. 01, 2024	Jun. 21, 2023	Feb. 03, 2022	Jan. 31, 2023	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payments to acquire businesses net of cash acquired									$ 398,482
Number of shares issued						474
Reverse stock split	one-for-fifty reverse stock split			one-for-twenty reverse stock split
Option to purchase shares								1,894	208
Master Service Agreement [Member] | Afritex Ventures Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Agreement term description			The term of the Services Agreement will automatically extend for three thirty-day periods, if Afritex’s outstanding debt is no greater than $325,000.
Option to purchase shares		1,000,000
Share discount rate		10.00%
Option Agreement [Member] | Afritex Ventures Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Agreement term description		The Option Agreement may be terminated if, among others, the closing has not occurred within 90 days, unless extended for two additional 30-day periods at the Company’s sole discretion. The Company has extended the Option Agreement for the first additional 30-day period and has not exercised its option to purchase such intangibles assets, machinery and equipment. The Option Agreement expired with the Company not exercising its option.
Purchase price of machinery and equipment		$ 554,714
Debt description		The closing of the Option Agreement is subject to, among other things, the successful restructuring of Afritex’s accounts payable debts so that no individual debt of $85,000 or aggregate debt of more than $325,000 is outstanding.
Option Agreement [Member] | Afritex Ventures Inc [Member] | Shares Held In Escrow [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares issued for asset purchase		100,000
Gault Sea Food, LLC [Member] | Asset Purchase [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payments to acquire businesses net of cash acquired					$ 359,250
Number of shares issued					167
Common stock fair value					$ 359,250
Cash payment for acquisition					$ 359,250